Assets Held for Sale - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Assets Held For Sale [Line Items]
Proceeds from Assets held for Sale		₩ 83,241	₩ 28,834
Non-current assets held for sale [member]
Disclosure Of Assets Held For Sale [Line Items]
Impairment loss	₩ 11
Proceeds from Assets held for Sale		₩ 1,187